DEBT AND CREDIT FACILITIES - LINES OF CREDIT (Details)	12 Months Ended
	Dec. 31, 2016 USD ($) lender line_of_credit	Dec. 31, 2015
Sempra Energy Consolidated [Member]
Line of Credit Facility [Line Items]
Committed lines of credit, maximum borrowing capacity	$ 4,300,000,000
Number of primary lines of credit | line_of_credit	3
Weighted average interest rate on total short-term debt outstanding	1.51%	1.09%
Sempra South American Utilities [Member] | PERU
Line of Credit Facility [Line Items]
Committed lines of credit, maximum borrowing capacity	$ 392,000,000
Line of credit outstanding	179,000,000
Committed lines of credit, remaining borrowing capacity	$ 213,000,000
Committed lines of credit, maximum debt to equity ratio	170.00%
Committed lines of credit, bank guarantee	$ 18,000,000
Sempra South American Utilities [Member] | CHILE
Line of Credit Facility [Line Items]
Committed lines of credit, maximum borrowing capacity	113,000,000
Line of credit outstanding	0
Committed lines of credit, remaining borrowing capacity	113,000,000
Sempra Mexico [Member]
Line of Credit Facility [Line Items]
Committed lines of credit, maximum borrowing capacity	1,170,000,000
Line of credit outstanding	446,000,000
Committed lines of credit, remaining borrowing capacity	724,000,000
South America and Mexico [Member]
Line of Credit Facility [Line Items]
Committed lines of credit, maximum borrowing capacity	1,675,000,000
Line of credit outstanding	625,000,000
Committed lines of credit, remaining borrowing capacity	1,050,000,000
Sempra Energy [Member]
Line of Credit Facility [Line Items]
Committed lines of credit, maximum borrowing capacity	1,000,000,000
Committed lines of credit, remaining borrowing capacity	935,000,000
Committed lines of credit, capacity for issuance of letters of credit	$ 400,000,000
Committed lines of credit, maximum ratio of indebtedness to total capitalization	65.00%
Sempra Energy [Member] | Commercial paper [Member]
Line of Credit Facility [Line Items]
Line of credit outstanding	$ 0
Sempra Energy [Member] | Letters of credit [Member]
Line of Credit Facility [Line Items]
Line of credit outstanding	65,000,000
Sempra Global [Member]
Line of Credit Facility [Line Items]
Committed lines of credit, maximum borrowing capacity	2,335,000,000
Committed lines of credit, remaining borrowing capacity	1,154,000,000
Sempra Global [Member] | Commercial paper [Member]
Line of Credit Facility [Line Items]
Line of credit outstanding	1,181,000,000
Sempra Global [Member] | Letters of credit [Member]
Line of Credit Facility [Line Items]
Line of credit outstanding	0
Southern California Gas Company [Member]
Line of Credit Facility [Line Items]
Committed lines of credit, maximum borrowing capacity	750,000,000
Committed lines of credit, remaining borrowing capacity	$ 688,000,000
Committed lines of credit, maximum ratio of indebtedness to total capitalization	65.00%
Weighted average interest rate on total short-term debt outstanding	0.75%
Southern California Gas Company [Member] | Commercial paper [Member]
Line of Credit Facility [Line Items]
Line of credit outstanding	$ 62,000,000
Southern California Gas Company [Member] | Letters of credit [Member]
Line of Credit Facility [Line Items]
Line of credit outstanding	0
San Diego Gas and Electric Company [Member]
Line of Credit Facility [Line Items]
Committed lines of credit, maximum borrowing capacity	750,000,000
Committed lines of credit, remaining borrowing capacity	$ 750,000,000
Committed lines of credit, maximum ratio of indebtedness to total capitalization	65.00%
Weighted average interest rate on total short-term debt outstanding		1.01%
San Diego Gas and Electric Company [Member] | Commercial paper [Member]
Line of Credit Facility [Line Items]
Line of credit outstanding	$ 0
San Diego Gas and Electric Company [Member] | Letters of credit [Member]
Line of Credit Facility [Line Items]
Line of credit outstanding	0
California Utilities [Member]
Line of Credit Facility [Line Items]
Committed lines of credit, maximum borrowing capacity	1,000,000,000
Committed lines of credit, remaining borrowing capacity	938,000,000
Reduction in borrowing limit	(500,000,000)
Line of Credit Facility, Available Unused Credit Limit Reduction	(500,000,000)
Committed lines of credit, capacity for issuance of letters of credit	250,000,000
California Utilities [Member] | Commercial paper [Member]
Line of Credit Facility [Line Items]
Line of credit outstanding	62,000,000
Reduction in borrowing limit	0
California Utilities [Member] | Letters of credit [Member]
Line of Credit Facility [Line Items]
Line of credit outstanding	0
Reduction in borrowing limit	0
Sempra Energy Consolidated [Member]
Line of Credit Facility [Line Items]
Committed lines of credit, maximum borrowing capacity	4,335,000,000
Committed lines of credit, remaining borrowing capacity	$ 3,027,000,000
Committed lines of credit, term	5 years
Committed lines of credit, number of lenders | lender	21
Lender maximum share of debt percent	7.00%
Sempra Energy Consolidated [Member] | Commercial paper [Member]
Line of Credit Facility [Line Items]
Line of credit outstanding	$ 1,243,000,000
Sempra Energy Consolidated [Member] | Letters of credit [Member]
Line of Credit Facility [Line Items]
Line of credit outstanding	$ 65,000,000